Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2014
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Fiscal Year
2014	High	$110.21	$129.77	$129.40	$130.44	$130.44
	Low	94.81	103.36	108.66	118.46	94.81
	Dividends	0.45	0.45	0.48	0.48	1.86

2013	High	$87.71	$87.04	$98.15	$101.88	$101.88
	Low	70.42	75.80	86.51	84.50	70.42
	Dividends	0.41	0.41	0.43	0.45	1.70

2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54